Note 15 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 59,572	$ 50,291	$ 232,339	$ 191,909	$ 151,533
North America [Member]
Revenue	24,436	21,709	102,025	83,034	67,823
UNITED STATES
Revenue	23,518	21,709	100,870	83,034	67,823
EMEA [Member]
Revenue	19,488	15,342	71,635	58,285	42,441
GERMANY
Revenue	8,655	5,971	30,625	23,574	17,650
Asia Pacific [Member]
Revenue	15,648	13,240	58,679	50,590	41,269
SINGAPORE
Revenue	6,437	4,200	21,915	16,580	15,376
JAPAN
Revenue	$ 5,375	$ 5,895	$ 21,348	$ 23,360	$ 17,331